Calvert
International Equity Fund
December 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Australia — 3.2%
CSL Ltd.	175,040	$ 30,535,863
		$ 30,535,863
Belgium — 2.7%
KBC Group NV(1)	325,315	$ 25,117,319
		$ 25,117,319
Denmark — 5.1%
Coloplast AS, Class B	143,345	$ 15,705,187
Novo Nordisk AS, Class B	377,617	32,581,486
		$48,286,673
France — 10.8%
L'Oreal SA	56,625	$20,045,414
LVMH Moet Hennessy Louis Vuitton SE	42,941	28,246,278
Safran SA	122,609	26,864,545
Schneider Electric SE	110,297	27,459,075
		$102,615,312
Germany — 7.4%
Infineon Technologies AG	679,470	$22,179,078
Sartorius AG, PFC Shares	60,938	13,542,473
Siemens AG	177,762	34,662,633
		$70,384,184
Hong Kong — 2.8%
AIA Group Ltd.	3,632,683	$26,093,058
		$26,093,058
India — 2.6%
HDFC Bank Ltd.	1,208,437	$24,990,849
		$24,990,849
Italy — 1.3%
Amplifon SpA(1)	483,728	$12,464,689
		$12,464,689
Japan — 10.0%
BayCurrent, Inc.	276,570	$9,305,414
Kao Corp.	381,938	15,453,801
Keyence Corp.	50,731	20,620,697
Nihon M&A Center Holdings, Inc.	2,360,240	9,826,767
Recruit Holdings Co. Ltd.	294,612	20,477,865
Tokyo Electron Ltd.	123,872	18,620,350
		$94,304,894
Netherlands — 7.2%
ASML Holding NV	54,521	$38,188,373
IMCD NV(1)	199,442	29,639,214
		$67,827,587
Security	Shares	Value
Singapore — 2.9%
DBS Group Holdings Ltd.	849,436	$ 27,220,572
		$ 27,220,572
South Africa — 1.0%
Vodacom Group Ltd.	1,804,340	$ 9,689,975
		$ 9,689,975
Spain — 9.3%
Amadeus IT Group SA(1)	410,881	$ 29,001,705
Banco Santander SA	5,194,221	24,029,753
Iberdrola SA	2,550,037	35,140,065
		$88,171,523
Sweden — 1.5%
Indutrade AB	571,907	$14,330,215
		$14,330,215
Switzerland — 8.0%
Lonza Group AG	29,996	$17,704,792
Nestle SA	536,964	44,054,226
Straumann Holding AG	112,296	14,144,975
		$75,903,993
Taiwan — 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	64,408	$12,719,936
		$12,719,936
United Kingdom — 22.6%
Ashtead Group PLC	300,583	$18,596,482
AstraZeneca PLC	261,220	34,057,759
Compass Group PLC	1,030,713	34,295,342
Halma PLC	768,201	25,772,318
InterContinental Hotels Group PLC	189,967	23,636,372
London Stock Exchange Group PLC	235,856	33,292,212
Reckitt Benckiser Group PLC	436,935	26,448,006
RELX PLC	402,355	18,230,286
		$214,328,777
Total Common Stocks (identified cost $831,294,032)		$944,985,419

Preferred Stocks — 0.0%

Security	Shares	Value
Venture Capital — 0.0%
Bioceptive, Inc.:
Series A(2)(3)(4)	582,574	$ 0
Series B(2)(3)(4)	40,523	0
FINAE, Series D(2)(3)(4)	2,597,442	0
Total Preferred Stocks (identified cost $491,304)		$ 0

Calvert
International Equity Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Venture Capital Limited Partnership Interests — 0.0%(5)

Security	Value
Africa Renewable Energy Fund LP(2)(3)(4)	$ 172,928
gNet Defta Development Holding LLC(2)(3)(4)(6)	117,627
SEAF India International Growth Fund LP(2)(3)(4)	0
Total Venture Capital Limited Partnership Interests (identified cost $1,592,782)	$ 290,555

Short-Term Investments — 2.7%

Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(7)	1,715,516	$ 1,715,516
Total Affiliated Fund (identified cost $1,715,516)		$ 1,715,516
Securities Lending Collateral — 2.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%(8)	23,554,926	$ 23,554,926
Total Securities Lending Collateral (identified cost $23,554,926)		$ 23,554,926
Total Short-Term Investments (identified cost $25,270,442)		$ 25,270,442

Total Investments — 102.4% (identified cost $858,648,560)	$970,546,416
Other Assets, Less Liabilities — (2.4)%	$(22,617,314)
Net Assets — 100.0%	$947,929,102

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $22,652,047 and the total market value of the collateral received by the Fund was $23,554,926, comprised of cash.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(3)	Non-income producing security.
(4)	Restricted security. Total market value of restricted securities amounts to $290,555, which represents less than 0.05% of the net assets of the Fund as of December 31, 2024.
(5)	Amount is less than 0.05%.
(6)	May be deemed to be an affiliated company.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2024.
(8)	Represents investment of cash collateral received in connection with securities lending.
At December 31, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	21.1%
Health Care	18.0
Financials	18.0
Information Technology	14.6
Consumer Discretionary	12.1
Consumer Staples	11.2
Utilities	3.7
Communication Services	1.0
Venture Capital	0.0
Total	99.7%

Restricted Securities
Description	Acquisition Dates	Cost
Africa Renewable Energy Fund LP	4/17/14-5/13/19	$997,005
Bioceptive, Inc., Series A	10/26/12-12/18/13	252,445
Bioceptive, Inc., Series B	1/7/16	16,250
FINAE, Series D	2/28/11-11/16/15	222,609
gNet Defta Development Holding LLC	8/30/05	400,000
SEAF India International Growth Fund LP	3/22/05-5/24/10	195,777

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares

Calvert
International Equity Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at December 31, 2024.
Affiliated Investments
At December 31, 2024, the value of the Fund's investment in companies and funds that may be deemed to be affiliated was $1,833,143, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Venture Capital Limited Partnership Interests
gNet Defta Development Holding LLC(1)	$ 117,627	$ —	$ —	$ —	$ —	$ 117,627	$ —	—
Short-Term Investments
Liquidity Fund, Institutional Class(2)	18,415,052	55,387,321	(72,086,857)	—	—	1,715,516	42,807	1,715,516
Total				$ —	$ —	$1,833,143	$42,807

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks:
Australia	$ —	$30,535,863	$ —	$30,535,863
Belgium	—	25,117,319	—	25,117,319
Denmark	—	48,286,673	—	48,286,673
France	—	102,615,312	—	102,615,312
Germany	—	70,384,184	—	70,384,184
Hong Kong	—	26,093,058	—	26,093,058
India	—	24,990,849	—	24,990,849
Italy	—	12,464,689	—	12,464,689
Japan	—	94,304,894	—	94,304,894
Netherlands	—	67,827,587	—	67,827,587
Singapore	—	27,220,572	—	27,220,572
South Africa	—	9,689,975	—	9,689,975
Spain	—	88,171,523	—	88,171,523
Sweden	—	14,330,215	—	14,330,215
Switzerland	—	75,903,993	—	75,903,993
Taiwan	12,719,936	—	—	12,719,936

Calvert
International Equity Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3(1)	Total
United Kingdom	$ —	$214,328,777	$ —	$214,328,777
Total Common Stocks	$12,719,936	$932,265,483(2)	$ —	$944,985,419
Preferred Stocks - Venture Capital	$ —	$ —	$0	$0
Venture Capital Limited Partnership Interests	—	—	290,555	290,555
Short-Term Investments:
Affiliated Fund	1,715,516	—	—	1,715,516
Securities Lending Collateral	23,554,926	—	—	23,554,926
Total Investments	$37,990,378	$932,265,483	$290,555	$970,546,416

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2024 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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